Segmented Information - Schedule of Revenue from Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 337,760	$ 246,982
Percentage of total revenue	77.00%	83.00%
Customer A [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 80,204	$ 76,094
Percentage of total revenue	18.00%	25.00%
Customer B [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 86,445	$ 70,804
Percentage of total revenue	20.00%	24.00%
Customer C [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 53,478	$ 43,808
Percentage of total revenue	12.00%	15.00%
Customer D [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 88,120	$ 37,992
Percentage of total revenue	20.00%	13.00%
Customer E [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue		$ 18,284
Percentage of total revenue		6.00%
Customer F
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 29,513
Percentage of total revenue	7.00%
Henan Luoning [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 334,389	$ 243,069
Henan Luoning [Member] | Customer A [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	80,204	76,094
Henan Luoning [Member] | Customer B [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	85,946	70,266
Henan Luoning [Member] | Customer C [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	51,449	40,433
Henan Luoning [Member] | Customer D [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	87,277	37,992
Henan Luoning [Member] | Customer E [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue		18,284
Henan Luoning [Member] | Customer F
Schedule of Revenue from Major Customers [Line Items]
Total revenue	29,513
Guangdong [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	3,371	3,913
Guangdong [Member] | Customer B [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	499	538
Guangdong [Member] | Customer C [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	2,029	$ 3,375
Guangdong [Member] | Customer D [Member]
Schedule of Revenue from Major Customers [Line Items]
Total revenue	$ 843